Pension and Postretirement Benefits: Schedule of The PBO, accumulated benefit obligation, fair value of plan assets and funded status (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of The PBO, accumulated benefit obligation, fair value of plan assets and funded status:
Schedule of The PBO, accumulated benefit obligation, fair value of plan assets and funded status
	December 31, 2011	December 31, 2010
Projected benefit obligation	121,582	147,534
Accumulated benefit obligation	107,983	116,549
Fair value of plan assets	–	–
Funded status	(121,582)	(147,534)